United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017
(Investment Company Act File Number)

Federated Hermes Equity Funds
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-09-30

Date of Reporting Period: 2024-09-30

Item 1.	Reports to Stockholders

Federated Hermes Prudent Bear Fund

Class A Shares | BEARX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$236	2.60%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

■ Lower average net short position versus the Index had a positive contribution on Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included long positions in Raspberry PI Limited,

   Bowhead Specialty Holdings, Inc. and Timee, Inc.

Top Detractors from Performance

■ Top individual Fund holdings that detracted from performance were short positions in SPDR Dow Jones Industrial Average

   ETF and iShares Russell 2000 ETF.

■ Top individual Fund holdings that detracted from performance included long positions in SPDR S&P 500 ETF put options and Gauzy, Ltd.

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2014	$9,450	$10,000	$10,000
9/30/2015	$8,976	$9,939	$9,852
9/30/2016	$7,714	$11,472	$8,416
9/30/2017	$6,433	$13,607	$7,176
9/30/2018	$5,247	$16,044	$6,188
9/30/2019	$4,974	$16,727	$6,048
9/30/2020	$4,022	$19,260	$4,757
9/30/2021	$3,095	$25,040	$3,595
9/30/2022	$3,453	$21,165	$4,119
9/30/2023	$2,836	$25,741	$3,611
9/30/2024	$2,308	$35,098	$2,906

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(23.10%)	(15.20%)	(13.64%)
Class A Shares without sales load	(18.63%)	(14.24%)	(13.15%)
S&P 500 Index	36.35%	15.97%	13.38%
S&P 500 Inverse Daily Index	(19.52%)	(13.63%)	(11.62%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$152,229,295
Number of Investments	159
Portfolio Turnover	140%
Total Advisory Fees Paid	$2,279,472

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(60.0%)
Derivative Contracts - Short (Notional Value)	(41.1%)
Purchased Put Options	0.1%
Exchange-Traded Funds	0.3%
Common Stocks	7.7%
Cash Equivalents	13.3%
Adjustment for Derivative Contracts (Notional Value)	41.1%
Collateral on Deposit for Securities Sold Short	60.0%
U.S Treasury Securities	78.4%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.2%
Communication Services	0.3%
Utilities	0.3%
Real Estate	0.4%
Consumer Staples	0.4%
Consumer Discretionary	0.6%
Information Technology	0.7%
Financials	0.8%
Industrials	0.8%
Health Care	0.9%
Broad Equity Index	94.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N709

41202-A (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Prudent Bear Fund

Class C Shares | PBRCX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$303	3.35%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

■ Lower average net short position versus the Index had a positive contribution on Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included long positions in Raspberry PI Limited,

   Bowhead Specialty Holdings, Inc. and Timee, Inc.

Top Detractors from Performance

■ Top individual Fund holdings that detracted from performance were short positions in SPDR Dow Jones Industrial Average

   ETF and iShares Russell 2000 ETF.

■ Top individual Fund holdings that detracted from performance included long positions in SPDR S&P 500 ETF put options and Gauzy, Ltd.

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class C Shares	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$9,401	$9,939	$9,852
9/30/2016	$8,023	$11,472	$8,416
9/30/2017	$6,645	$13,607	$7,176
9/30/2018	$5,378	$16,044	$6,188
9/30/2019	$5,060	$16,727	$6,048
9/30/2020	$4,060	$19,260	$4,757
9/30/2021	$3,101	$25,040	$3,595
9/30/2022	$3,438	$21,165	$4,119
9/30/2023	$2,824	$25,741	$3,611
9/30/2024	$2,298	$35,098	$2,906

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	(19.89%)	(14.86%)	(13.68%)
Class C Shares without sales load	(19.19%)	(14.86%)	(13.68%)
S&P 500 Index	36.35%	15.97%	13.38%
S&P 500 Inverse Daily Index	(19.52%)	(13.63%)	(11.62%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$152,229,295
Number of Investments	159
Portfolio Turnover	140%
Total Advisory Fees Paid	$2,279,472

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(60.0%)
Derivative Contracts - Short (Notional Value)	(41.1%)
Purchased Put Options	0.1%
Exchange-Traded Funds	0.3%
Common Stocks	7.7%
Cash Equivalents	13.3%
Adjustment for Derivative Contracts (Notional Value)	41.1%
Collateral on Deposit for Securities Sold Short	60.0%
U.S Treasury Securities	78.4%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.2%
Communication Services	0.3%
Utilities	0.3%
Real Estate	0.4%
Consumer Staples	0.4%
Consumer Discretionary	0.6%
Information Technology	0.7%
Financials	0.8%
Industrials	0.8%
Health Care	0.9%
Broad Equity Index	94.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N600

41202-B (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Prudent Bear Fund

Institutional Shares | PBRIX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$203	2.24%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

■ Lower average net short position versus the Index had a positive contribution on Fund relative performance.

■ Top individual Fund holdings that contributed positively to performance included long positions in Raspberry PI Limited,

   Bowhead Specialty Holdings, Inc. and Timee, Inc.

Top Detractors from Performance

■ Top individual Fund holdings that detracted from performance were short positions in SPDR Dow Jones Industrial Average

   ETF and iShares Russell 2000 ETF.

■ Top individual Fund holdings that detracted from performance included long positions in SPDR S&P 500 ETF put options and Gauzy, Ltd.

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$9,465	$9,939	$9,852
9/30/2016	$8,181	$11,472	$8,416
9/30/2017	$6,844	$13,607	$7,176
9/30/2018	$5,593	$16,044	$6,188
9/30/2019	$5,317	$16,727	$6,048
9/30/2020	$4,308	$19,260	$4,757
9/30/2021	$3,321	$25,040	$3,595
9/30/2022	$3,715	$21,165	$4,119
9/30/2023	$3,059	$25,741	$3,611
9/30/2024	$2,499	$35,098	$2,906

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	(18.31%)	(14.02%)	(12.95%)
S&P 500 Index	36.35%	15.97%	13.38%
S&P 500 Inverse Daily Index	(19.52%)	(13.63%)	(11.62%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$152,229,295
Number of Investments	159
Portfolio Turnover	140%
Total Advisory Fees Paid	$2,279,472

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(60.0%)
Derivative Contracts - Short (Notional Value)	(41.1%)
Purchased Put Options	0.1%
Exchange-Traded Funds	0.3%
Common Stocks	7.7%
Cash Equivalents	13.3%
Adjustment for Derivative Contracts (Notional Value)	41.1%
Collateral on Deposit for Securities Sold Short	60.0%
U.S Treasury Securities	78.4%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.2%
Communication Services	0.3%
Utilities	0.3%
Real Estate	0.4%
Consumer Staples	0.4%
Consumer Discretionary	0.6%
Information Technology	0.7%
Financials	0.8%
Industrials	0.8%
Health Care	0.9%
Broad Equity Index	94.4%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N501

41202-C (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

Class A Shares | VSFAX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$127	1.13%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$9,450	$10,000	$10,000	$10,000
9/30/2015	$9,307	$9,951	$9,691	$9,840
9/30/2016	$10,170	$11,440	$11,080	$11,691
9/30/2017	$12,229	$13,579	$13,100	$14,093
9/30/2018	$12,919	$15,967	$14,202	$15,407
9/30/2019	$11,465	$16,433	$12,882	$14,137
9/30/2020	$10,231	$18,898	$11,041	$12,033
9/30/2021	$16,789	$24,921	$17,959	$19,726
9/30/2022	$14,725	$20,528	$15,318	$16,237
9/30/2023	$15,805	$24,729	$17,582	$17,510
9/30/2024	$19,714	$33,432	$21,578	$22,042

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	17.88%	10.20%	7.02%
Class A Shares without sales load	24.74%	11.45%	7.63%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172289

41198-A (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

Class C Shares | VSFCX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$214	1.91%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class C Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,776	$9,951	$9,691	$9,840
9/30/2016	$10,603	$11,440	$11,080	$11,691
9/30/2017	$12,655	$13,579	$13,100	$14,093
9/30/2018	$13,265	$15,967	$14,202	$15,407
9/30/2019	$11,681	$16,433	$12,882	$14,137
9/30/2020	$10,346	$18,898	$11,041	$12,033
9/30/2021	$16,851	$24,921	$17,959	$19,726
9/30/2022	$14,661	$20,528	$15,318	$16,237
9/30/2023	$15,736	$24,729	$17,582	$17,510
9/30/2024	$19,629	$33,432	$21,578	$22,042

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	22.79%	10.60%	6.98%
Class C Shares without sales load	23.79%	10.60%	6.98%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172271

41198-B (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

Class R Shares | VSFRX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$137	1.22%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class R Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,837	$9,951	$9,691	$9,840
9/30/2016	$10,745	$11,440	$11,080	$11,691
9/30/2017	$12,918	$13,579	$13,100	$14,093
9/30/2018	$13,638	$15,967	$14,202	$15,407
9/30/2019	$12,101	$16,433	$12,882	$14,137
9/30/2020	$10,796	$18,898	$11,041	$12,033
9/30/2021	$17,719	$24,921	$17,959	$19,726
9/30/2022	$15,529	$20,528	$15,318	$16,237
9/30/2023	$16,652	$24,729	$17,582	$17,510
9/30/2024	$20,745	$33,432	$21,578	$22,042

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	24.58%	11.38%	7.57%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172172

41198-C (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

Class R6 Shares | VSFSX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$91	0.81%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,849	$9,951	$9,691	$9,840
9/30/2016	$10,767	$11,440	$11,080	$11,691
9/30/2017	$12,987	$13,579	$13,100	$14,093
9/30/2018	$13,764	$15,967	$14,202	$15,407
9/30/2019	$12,250	$16,433	$12,882	$14,137
9/30/2020	$10,967	$18,898	$11,041	$12,033
9/30/2021	$18,057	$24,921	$17,959	$19,726
9/30/2022	$15,890	$20,528	$15,318	$16,237
9/30/2023	$17,110	$24,729	$17,582	$17,510
9/30/2024	$21,408	$33,432	$21,578	$22,042

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	25.12%	11.81%	7.91%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N808

41198-E (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

Institutional Shares | VSFIX

Annual Shareholder Report - September 30, 2024

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

■ Security selection in the Industrials, Information Technology, and Consumer Staples sectors had a positive contribution on Fund relative performance.

■ An underweight allocation to the Energy sector and overweight allocations to the Industrials and Financials sectors aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in ADMA

   Biologics, Inc., PennyMac Financial Services, Inc. and BlueBird Corporation.

Top Detractors from Performance

■ Security selection in the Real Estate, Materials, and Communication Services sectors detracted from Fund relative performance.

■ Holding Cash and overweight allocations to the Utilities and Consumer Staples sectors detracted from performance.

■ Top individual Fund holdings that detracted from performance were overweight positions in Adient plc, Civitas Resources, Inc.

   and Northern Oil and Gas, Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2014 to 9/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000 Value Index
9/30/2014	$10,000	$10,000	$10,000	$10,000
9/30/2015	$9,874	$9,951	$9,691	$9,840
9/30/2016	$10,817	$11,440	$11,080	$11,691
9/30/2017	$13,040	$13,579	$13,100	$14,093
9/30/2018	$13,806	$15,967	$14,202	$15,407
9/30/2019	$12,281	$16,433	$12,882	$14,137
9/30/2020	$10,982	$18,898	$11,041	$12,033
9/30/2021	$18,081	$24,921	$17,959	$19,726
9/30/2022	$15,893	$20,528	$15,318	$16,237
9/30/2023	$17,108	$24,729	$17,582	$17,510
9/30/2024	$21,390	$33,432	$21,578	$22,042

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	25.03%	11.74%	7.90%
Russell 3000®IndexFootnote Reference*	35.19%	15.26%	12.83%
Russell 2000 Value Index	25.88%	9.29%	8.22%
Morningstar Small Value Funds Average	22.76%	10.88%	8.01%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$184,880,890
Number of Investments	88
Portfolio Turnover	76%
Total Advisory Fees Paid	$977,811

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Communication Services	1.6%
Consumer Staples	2.8%
Utilities	5.2%
Energy	6.1%
Information Technology	6.5%
Materials	6.6%
Health Care	7.3%
Consumer Discretionary	8.4%
Real Estate	10.6%
Industrials	13.1%
Financials	29.5%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective November 2023, Eric Triplett, CFA, joined Stephen K. Gutch, CFA, as a portfolio manager of the Fund.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172263

41198-D (11/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $341,495

Fiscal year ended 2023 - $325,998

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $28,653 and $64,383 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $224,402

Fiscal year ended 2023 - $273,348

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
September 30, 2024

Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX
	Institutional | VSFIX	R6 | VSFSX

Federated Hermes Clover Small Value Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2024
Shares			Value
		COMMON STOCKS—97.7%
		Communication Services—1.6%
59,773	[1]	Criteo SA, ADR	$ 2,405,265
88,716	[1]	Lumen Technologies, Inc.	629,884
		TOTAL	3,035,149
		Consumer Discretionary—8.4%
32,986		Academy Sports and Outdoors, Inc.	1,925,063
6,462	[1]	Asbury Automotive Group, Inc.	1,541,768
21,435		Boyd Gaming Corp.	1,385,773
11,038		Meritage Corp.	2,263,563
24,220	[1]	Ollie’s Bargain Outlet Holdings, Inc.	2,354,184
16,772		Signet Jewelers Ltd.	1,729,864
129,560		The Wendy’s Co.	2,269,891
44,664	[1]	Tri Pointe Homes, Inc.	2,023,726
		TOTAL	15,493,832
		Consumer Staples—2.8%
42,145	[1]	Pilgrim’s Pride Corp.	1,940,777
19,963		PriceSmart, Inc.	1,832,204
32,475	[1]	TreeHouse Foods, Inc.	1,363,301
		TOTAL	5,136,282
		Energy—6.1%
34,011		Civitas Resources, Inc.	1,723,338
87,197	[1]	CNX Resources Corp.	2,840,006
98,827		Northern Oil and Gas, Inc.	3,499,464
25,520		PBF Energy, Inc.	789,844
31,179		SM Energy Co.	1,246,225
44,014		TechnipFMC PLC	1,154,487
		TOTAL	11,253,364
		Financials—29.5%
211,568	[2]	AGNC Investment Corp.	2,213,001
24,580		Axis Capital Holdings Ltd.	1,956,814
95,008		Cadence Bank	3,026,005
74,180		CNO Financial Group, Inc.	2,603,718
76,296		Columbia Banking Systems, Inc.	1,992,089
209,397		First Commonwealth Financial Corp.	3,591,158
224,174		FNB Corp. (PA)	3,163,095
8,735		Hanover Insurance Group, Inc.	1,293,741
44,622	[1]	I3 Verticals, Inc.	950,895
212,511	[1]	LendingClub Corp.	2,429,001
159,932		OceanFirst Financial Corp.	2,973,136
197,941		Old National Bancorp	3,693,579
23,583		Pennymac Financial Services, Inc.	2,687,754
40,718		Prosperity Bancshares, Inc.	2,934,546
77,830		Radian Group, Inc.	2,699,923
158,566	[1]	Repay Holdings Corp.	1,293,899
28,762		South State Corp.	2,795,091
27,184		Stifel Financial Corp.	2,552,578
44,169		UMB Financial Corp.	4,642,604
153,174		Valley National Bancorp	1,387,756
34,452		Wintrust Financial Corp.	3,739,075
		TOTAL	54,619,458
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—7.3%
56,768	[1]	ADMA Biologics, Inc.	$ 1,134,792
131,046	[1]	Arcutis Biotherapeutics, Inc.	1,218,728
89,696	[1]	Avanos Medical, Inc.	2,155,395
32,549	[1]	Beam Therapeutics, Inc.	797,450
18,815	[1]	Biohaven Ltd.	940,186
21,035	[1]	Cytokinetics, Inc.	1,110,648
27,489	[1]	Establishment Labs Holdings, Inc.	1,189,449
41,755	[1]	Halozyme Therapeutics, Inc.	2,390,056
35,132	[1]	Harmony Biosciences Holdings, Inc.	1,405,280
52,869	[1]	Intellia Therapeutics, Inc.	1,086,458
		TOTAL	13,428,442
		Industrials—13.1%
13,410		ArcBest Corp.	1,454,315
29,667	[1]	Blue Bird Corp.	1,422,829
33,925		Enerpac Tool Group Corp.	1,421,118
20,424		EnPro, Inc.	3,312,364
22,006		Federal Signal Corp.	2,056,681
79,051	[1]	Gates Industrial Corp. PLC	1,387,345
23,215	[1]	Gibraltar Industries, Inc.	1,623,425
33,863		H&E Equipment Services, Inc.	1,648,451
31,723		Hub Group, Inc.	1,441,811
133,346	[1]	JELD-WEN Holding, Inc.	2,108,200
12,663		MOOG, Inc., Class A	2,558,179
15,156	[1]	NV5 Holdings, Inc.	1,416,783
155,478		Vestis Corp.	2,316,622
		TOTAL	24,168,123
		Information Technology—6.5%
33,599		Avnet, Inc.	1,824,762
29,488		Crane NXT Co.	1,654,277
33,240	[1]	Ichor Holdings Ltd.	1,057,364
53,798	[1]	LiveRamp Holdings, Inc.	1,333,114
88,715	[1]	Netgear, Inc.	1,779,623
133,052	[1,2]	Pagaya Technologies Ltd.	1,406,360
51,438	[1]	Verint Systems, Inc.	1,302,924
234,193	[1]	Yext, Inc.	1,620,616
		TOTAL	11,979,040
		Materials—6.6%
41,457		Alcoa Corp.	1,599,411
39,088		Ashland, Inc.	3,399,483
53,747		Avient Corp.	2,704,549
65,143		Commercial Metals Corp.	3,580,259
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
104,450		HudBay Minerals, Inc.	959,896
		TOTAL	12,243,598
		Real Estate—10.6%
179,062	[1]	Cushman & Wakefield PLC	2,440,615
71,176		EPR Properties	3,490,471
99,763		Independence Realty Trust	2,045,142
168,038		Kite Realty Group Trust	4,463,089
72,609		Macerich Co. (The)	1,324,388
31,965		National Storage Affiliates Trust	1,540,713
Annual Financial Statements and Additional Information
2

Shares		Value
	COMMON STOCKS—continued
	Real Estate—continued
108,598	STAG Industrial, Inc.	$ 4,245,096
	TOTAL	19,549,514
	Utilities—5.2%
47,242	Idacorp, Inc.	4,870,178
59,978	Northwestern Energy Group, Inc.	3,431,941
18,707	Southwest Gas Holdings, Inc.	1,379,828
	TOTAL	9,681,947
	TOTAL COMMON STOCKS (IDENTIFIED COST $150,301,624)	180,588,749
	INVESTMENT COMPANY—3.7%
6,862,211	Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[4] (IDENTIFIED COST $6,862,211)	6,862,211
	TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $157,163,835)[5]	187,450,960
	OTHER ASSETS AND LIABILITIES - NET—(1.4)%[6]	(2,570,070)
	TOTAL NET ASSETS—100%	$184,880,890
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 9/30/2023	$7,646,298	$1,285,490	$8,931,788
Purchases at Cost	$33,548,952	$42,506,655	$76,055,607
Proceeds from Sales	$(41,196,163)	$(36,929,934)	$(78,126,097)
Change in Unrealized Appreciation/Depreciation	$(321)	$—	$(321)
Net Realized Gain/(Loss)	$1,234	$—	$1,234
Value as of 9/30/2024	$—	$6,862,211	$6,862,211
Shares Held as of 9/30/2024	—	6,862,211	6,862,211
Dividend Income	$117,269	$120,760	$238,029

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $158,384,230.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
3

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$163,961,104	$—	$0	$163,961,104
International	16,627,645	—	—	16,627,645
Investment Company	6,862,211	—	—	6,862,211
TOTAL SECURITIES	$187,450,960	$—	$0	$187,450,960

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.30	$22.63	$28.03	$17.10	$19.23
Income From Investment Operations:
Net investment income (loss)[1]	0.27	0.26	0.16	0.10	0.03
Net realized and unrealized gain (loss)	5.14	1.48	(3.23)	10.86	(2.09)
Total From Investment Operations	5.41	1.74	(3.07)	10.96	(2.06)
Less Distributions:
Distributions from net investment income	(0.28)	(0.04)	(0.08)	(0.03)	(0.07)
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—
Total Distributions	(0.71)	(2.07)	(2.33)	(0.03)	(0.07)
Net Asset Value, End of Period	$27.00	$22.30	$22.63	$28.03	$17.10
Total Return[2]	24.74%	7.33%	(12.29)%	64.10%	(10.77)%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	1.13%	1.13%	1.23%	1.26%
Net investment income	1.10%	1.09%	0.62%	0.38%	0.16%
Expense waiver/reimbursement[4]	0.34%	0.32%	0.33%	0.30%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$57,842	$55,009	$58,331	$70,636	$45,527
Portfolio turnover[5]	76%	92%	94%	86%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.93	$20.53	$25.75	$15.81	$17.85
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.06	(0.04)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	4.58	1.37	(2.93)	10.03	(1.94)
Total From Investment Operations	4.65	1.43	(2.97)	9.94	(2.04)
Less Distributions:
Distributions from net investment income	(0.11)	—	—	—	—
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—
Total Distributions	(0.54)	(2.03)	(2.25)	—	—
Net Asset Value, End of Period	$24.04	$19.93	$20.53	$25.75	$15.81
Total Return[2]	23.79%	6.50%	(13.00)%	62.87%	(11.43)%
Ratios to Average Net Assets:
Net expenses[3]	1.91%	1.92%	1.92%	2.00%	2.04%
Net investment income (loss)	0.33%	0.31%	(0.16)%	(0.40)%	(0.63)%
Expense waiver/reimbursement[4]	0.32%	0.30%	0.31%	0.28%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,032	$6,253	$6,498	$8,074	$5,716
Portfolio turnover[5]	76%	92%	94%	86%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.73	$22.10	$27.44	$16.74	$18.83
Income From Investment Operations:
Net investment income (loss)[1]	0.24	0.23	0.14	0.09	0.03
Net realized and unrealized gain (loss)	4.99	1.45	(3.15)	10.64	(2.05)
Total From Investment Operations	5.23	1.68	(3.01)	10.73	(2.02)
Less Distributions:
Distributions from net investment income	(0.26)	(0.02)	(0.08)	(0.03)	(0.07)
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—
Total Distributions	(0.69)	(2.05)	(2.33)	(0.03)	(0.07)
Net Asset Value, End of Period	$26.27	$21.73	$22.10	$27.44	$16.74
Total Return[2]	24.58%	7.23%	(12.36)%	64.12%	(10.78)%
Ratios to Average Net Assets:
Net expenses[3]	1.22%	1.22%	1.22%	1.25%	1.27%
Net investment income	1.02%	1.01%	0.53%	0.38%	0.16%
Expense waiver/reimbursement[4]	0.49%	0.46%	0.46%	0.51%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,548	$12,179	$11,898	$14,260	$9,646
Portfolio turnover[5]	76%	92%	94%	86%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.37	$22.69	$28.11	$17.13	$19.29
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.32	0.23	0.16	0.07
Net realized and unrealized gain (loss)	5.15	1.49	(3.24)	10.89	(2.08)
Total From Investment Operations	5.48	1.81	(3.01)	11.05	(2.01)
Less Distributions:
Distributions from net investment income	(0.34)	(0.10)	(0.16)	(0.07)	(0.15)
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—
Total Distributions	(0.77)	(2.13)	(2.41)	(0.07)	(0.15)
Net Asset Value, End of Period	$27.08	$22.37	$22.69	$28.11	$17.13
Total Return[2]	25.03%	7.64%	(12.10)%	64.63%	(10.57)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.96%	1.01%
Net investment income	1.36%	1.36%	0.89%	0.64%	0.36%
Expense waiver/reimbursement[4]	0.35%	0.33%	0.33%	0.31%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$96,974	$105,927	$88,206	$97,317	$63,019
Portfolio turnover[5]	76%	92%	94%	86%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.40	$22.72	$28.13	$17.15	$19.21
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.35	0.24	0.18	0.09
Net realized and unrealized gain (loss)	5.16	1.47	(3.23)	10.89	(2.09)
Total From Investment Operations	5.51	1.82	(2.99)	11.07	(2.00)
Less Distributions:
Distributions from net investment income	(0.36)	(0.11)	(0.17)	(0.09)	(0.06)
Distributions from net realized gain	(0.43)	(2.03)	(2.25)	—	—
Total Distributions	(0.79)	(2.14)	(2.42)	(0.09)	(0.06)
Net Asset Value, End of Period	$27.12	$22.40	$22.72	$28.13	$17.15
Total Return[2]	25.12%	7.67%	(12.00)%	64.64%	(10.47)%
Ratios to Average Net Assets:
Net expenses[3]	0.81%	0.81%	0.81%	0.91%	0.94%
Net investment income	1.42%	1.51%	0.91%	0.70%	0.53%
Expense waiver/reimbursement[4]	0.32%	0.30%	0.30%	0.28%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,485	$8,744	$5,200	$6,924	$4,644
Portfolio turnover[5]	76%	92%	94%	86%	89%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
September 30, 2024

Assets:
Investment in securities, at value including $2,457,328 of securities loaned and $6,862,211 of investments in affiliated holdings* (identified cost $157,163,835, including $6,862,211 of identified cost in affiliated holdings)	$187,450,960
Income receivable	227,624
Income receivable from affiliated holdings	13,518
Receivable for shares sold	37,324
Total Assets	187,729,426
Liabilities:
Payable for shares redeemed	132,723
Payable for collateral due to broker for securities lending (Note 2)	2,569,454
Payable for investment adviser fee (Note 5)	2,660
Payable for administrative fee (Note 5)	390
Payable for distribution services fee (Note 5)	7,496
Payable for other service fees (Notes 2 and 5)	12,125
Accrued expenses (Note 5)	123,688
Total Liabilities	2,848,536
Net assets for 6,876,680 shares outstanding	$184,880,890
Net Assets Consist of:
Paid-in capital	$140,781,232
Total distributable earnings (loss)	44,099,658
Total Net Assets	$184,880,890
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($57,841,676 ÷ 2,142,278 shares outstanding), no par value, unlimited shares authorized	$27.00
Offering price per share (100/94.50 of $27.00)	$28.57
Redemption proceeds per share	$27.00
Class C Shares:
Net asset value per share ($6,031,877 ÷ 250,917 shares outstanding), no par value, unlimited shares authorized	$24.04
Offering price per share	$24.04
Redemption proceeds per share (99.00/100 of $24.04)	$23.80
Class R Shares:
Net asset value per share ($13,548,233 ÷ 515,647 shares outstanding), no par value, unlimited shares authorized	$26.27
Offering price per share	$26.27
Redemption proceeds per share	$26.27
Institutional Shares:
Net asset value per share ($96,974,244 ÷ 3,581,273 shares outstanding), no par value, unlimited shares authorized	$27.08
Offering price per share	$27.08
Redemption proceeds per share	$27.08
Class R6 Shares:
Net asset value per share ($10,484,860 ÷ 386,565 shares outstanding), no par value, unlimited shares authorized	$27.12
Offering price per share	$27.12
Redemption proceeds per share	$27.12

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended September 30, 2024

Investment Income:
Dividends (including $206,039 received from affiliated holdings*)	$4,114,186
Net income on securities loaned (includes $31,990 earned from affiliated holdings related to cash collateral balances) (Note 2)	1,503
TOTAL INCOME	4,115,689
Expenses:
Investment adviser fee (Note 5)	1,560,906
Administrative fee (Note 5)	144,465
Custodian fees	15,516
Transfer agent fees (Note 2)	245,098
Directors’/Trustees’ fees (Note 5)	1,652
Auditing fees	37,167
Legal fees	10,596
Portfolio accounting fees	102,889
Distribution services fee (Note 5)	111,617
Other service fees (Notes 2 and 5)	153,001
Share registration costs	79,107
Printing and postage	33,201
Miscellaneous (Note 5)	24,934
TOTAL EXPENSES	2,520,149
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(583,095)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(73,306)
TOTAL WAIVERS AND REIMBURSEMENTS	(656,401)
Net expenses	1,863,748
Net investment income	2,251,941
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $1,234 on sales of investments in affiliated holdings*)	13,182,821
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(321) on investments in affiliated holdings*)	25,528,665
Net realized and unrealized gain (loss) on investments	38,711,486
Change in net assets resulting from operations	$40,963,427

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended September 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,251,941	$2,445,914
Net realized gain (loss)	13,182,821	4,488,410
Net change in unrealized appreciation/depreciation	25,528,665	5,803,625
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	40,963,427	12,737,949
Distributions to Shareholders:
Class A Shares	(1,601,594)	(5,347,735)
Class C Shares	(167,582)	(636,086)
Class R Shares	(389,091)	(1,109,919)
Institutional Shares	(3,543,561)	(8,639,712)
Class R6 Shares	(323,180)	(529,819)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,025,008)	(16,263,271)
Share Transactions:
Proceeds from sale of shares	22,883,658	76,255,842
Net asset value of shares issued to shareholders in payment of distributions declared	5,815,873	15,774,400
Cost of shares redeemed	(66,869,353)	(70,525,518)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(38,169,822)	21,504,724
Change in net assets	(3,231,403)	17,979,402
Net Assets:
Beginning of period	188,112,293	170,132,891
End of period	$184,880,890	$188,112,293
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Clover Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $656,401 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended September 30, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$73,070	$(13,931)
Class C Shares	8,561	(236)
Class R Shares	15,008	(2,458)
Institutional Shares	144,775	(37,411)
Class R6 Shares	3,684	—
TOTAL	$245,098	$(54,036)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$137,254
Class C Shares	15,747
TOTAL	$153,001
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of September 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$2,457,328	$2,569,454
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	153,645	$3,738,640	257,417	$6,072,387
Shares issued to shareholders in payment of distributions declared	66,838	1,576,272	222,549	5,190,486
Shares redeemed	(544,620)	(12,899,035)	(591,100)	(13,963,638)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(324,137)	$(7,584,123)	(111,134)	$(2,700,765)
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	25,031	$539,808	66,467	$1,392,466
Shares issued to shareholders in payment of distributions declared	7,711	160,801	30,175	632,166
Shares redeemed	(95,535)	(2,079,857)	(99,398)	(2,092,438)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(62,793)	$(1,379,248)	(2,756)	$(67,806)
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	107,205	$2,511,596	105,904	$2,429,746
Shares issued to shareholders in payment of distributions declared	16,950	389,091	48,849	1,109,919
Shares redeemed	(168,986)	(4,025,620)	(132,789)	(3,035,681)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(44,831)	$(1,124,933)	21,964	$503,984
	Year Ended 9/30/2024		Year Ended 9/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	516,894	$12,507,272	2,343,144	$55,043,741
Shares issued to shareholders in payment of distributions declared	143,445	3,398,500	357,951	8,366,945
Shares redeemed	(1,814,736)	(43,822,956)	(1,852,302)	(43,627,059)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,154,397)	$(27,917,184)	848,793	$19,783,627
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	146,808	$3,586,342	478,904	$11,317,502
Shares issued to shareholders in payment of distributions declared	12,265	291,209	20,329	474,884
Shares redeemed	(162,838)	(4,041,885)	(337,768)	(7,806,702)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(3,765)	$(164,334)	161,465	$3,985,684
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,589,923)	$(38,169,822)	918,332	$21,504,724
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income[1]	$2,538,006	$654,104
Long-term capital gains	$3,487,002	$15,609,167

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of September 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[1]	$3,038,198
Net unrealized appreciation	$29,066,730
Undistributed long-term capital gains	$11,994,730
TOTAL	$44,099,658

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At September 30, 2024, the cost of investments for federal tax purposes was $158,384,230. The net unrealized appreciation of investments for federal tax purposes was $29,066,730. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $31,144,016 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,077,286. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2024, the Adviser voluntarily waived $579,424 of its fee and voluntarily reimbursed $54,036 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2024, the Adviser reimbursed $3,671.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$47,384	$—
Class R Shares	64,233	(19,270)
TOTAL	$111,617	$(19,270)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2024, FSC retained $16,281 of fees paid by the Fund. For the year ended September 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2024, FSC retained $706 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended September 30, 2024, FSSC received $11,167 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.95%, 1.22%, 0.88% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended September 30, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $363,636.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2024, were as follows:
Purchases	$137,600,326
Sales	$177,630,448
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the financials sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
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on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2024, the Fund had no outstanding loans. During the year ended September 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2024, there were no outstanding loans. During the year ended September 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2024, 94.04% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended September 30, 2024, 93.86% qualify for the dividend received deduction available to corporate shareholders.
For the year ended September 30, 2024, the amount of long-term capital gains designated by the Fund was $3,487,002.
Annual Financial Statements and Additional Information
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Equity Funds and the Shareholders of Federated Hermes Clover Small Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Clover Small Value Fund (the Fund), a portfolio of Federated Hermes Equity Funds, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 21, 2024
Annual Financial Statements and Additional Information
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Clover Small Value Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
21

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
22

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year and three-year periods, and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
23

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
24

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Clover Small Value Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
41198 (11/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
September 30, 2024

Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Hermes Prudent Bear Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2024
Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—78.4%
		U.S. Treasury Bills—78.4%
$60,000,000	[1]	United States Treasury Bill, 4.970%, 12/26/2024	$ 59,353,386
60,000,000	[1,2]	United States Treasury Bill, 5.140%, 10/3/2024	59,984,202
		TOTAL U.S. TREASURIES (IDENTIFIED COST $119,270,500)	119,337,588
		COMMON STOCKS—7.7%
		Communication Services—0.8%
1,500		Alphabet, Inc., Class A	248,775
3,000	[3]	Ibotta, Inc.	184,830
12,500	[3]	Integral Ad Science Holding Corp.	135,125
5,000	[3]	Match Group, Inc.	189,200
200		Meta Platforms, Inc.	114,488
5,000	[3]	Pinterest, Inc.	161,850
3,000		Verizon Communications, Inc.	134,730
		TOTAL	1,168,998
		Consumer Discretionary—0.4%
1,500	[3]	Amazon.com, Inc.	279,495
3,000	[3]	Etsy, Inc.	166,590
14,000	[3]	Savers Value Village, Inc.	147,280
		TOTAL	593,365
		Consumer Staples—0.4%
1,500		Altria Group, Inc.	76,560
1,000		Kimberly-Clark Corp.	142,280
2,000	[3]	Oddity Tech Ltd.	80,760
2,200		Sysco Corp.	171,732
4,000	[3]	The Simply Good Foods Co.	139,080
		TOTAL	610,412
		Energy—0.1%
4,000		Devon Energy Corp.	156,480
		Financials—1.2%
650		American Express Co.	176,280
350		Ameriprise Financial, Inc.	164,434
6,000		Corebridge Financial, Inc.	174,960
1,100	[3]	Fiserv, Inc.	197,615
1,500		Hartford Financial Services Group, Inc.	176,415
750		JPMorgan Chase & Co.	158,145
5,000		Marex Group PLC	118,100
50,000	[3]	Oportun Financial Corp.	140,500
3,000	[3]	Oscar Health, Inc.	63,630
3,000	[3]	PayPal Holdings, Inc.	234,090
900		Visa, Inc., Class A	247,455
		TOTAL	1,851,624
		Health Care—1.7%
1,000		AbbVie, Inc.	197,480
45,000	[3]	AbCellera Biologics, Inc.	117,000
8,000	[3]	Alto Neuroscience, Inc.	91,520
2,500	[3]	Amphastar Pharmaceuticals, Inc.	121,325
4,000	[3]	Bicara Therapeutics, Inc.	101,880
5,000		Bristol-Myers Squibb Co.	258,700
5,000	[3]	Concentra Group Holdings Parent, Inc.	111,800
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
10,000	[3]	Dynavax Technologies Corp.	$ 111,400
15,320	[3]	Guardian Pharmacy Services, Inc.	257,376
1,500	[3]	Illumina, Inc.	195,615
5,000	[3]	Inmode Ltd.	84,750
16,000	[3]	Kyverna Therapeutics, Inc.	78,240
2,200		Merck & Co., Inc.	249,832
8,000	[3]	Mineralys Therapeutics, Inc.	96,880
2,000	[3]	Mirum Pharmaceuticals, Inc.	78,000
7,000		Royalty Pharma PLC	198,030
30,000	[3]	Sagimet Biosciences, Inc.	83,100
3,000	[3]	Schrodinger, Inc.	55,650
37,406	[3]	Sophia Genitics S.A.	135,971
		TOTAL	2,624,549
		Industrials—0.9%
2,000		AECOM	206,540
3,000		Airbus Group SE, ADR	109,590
17,500	[3]	Astroscale Holdings, Inc.	132,575
7,500	[3]	Exosens SAS	168,718
2,000		KBR, Inc.	130,260
14,000	[3]	Lyft, Inc.	178,500
3,500	[3]	NEXTracker, Inc.	131,180
15,000	[3]	Timee, Inc.	138,200
2,000		Vertiv Holdings Co.	198,980
		TOTAL	1,394,543
		Information Technology—1.4%
10,000	[3]	Arteris, Inc.	77,200
1,000	[3]	Atlassian Corp. PLC	158,810
2,000	[3]	Bill.Com Holdings, Inc.	105,520
28,000	[3]	Cambium Networks Corp.	51,240
20,000	[3]	Cerence, Inc.	63,000
1,800	[3]	DocuSign, Inc.	111,762
9,000	[3]	DoubleVerify Holdings, Inc.	151,560
11,492	[3]	Gauzy Ltd.	101,934
1,000		NVIDIA Corp.	121,440
1,000		Qualcomm, Inc.	170,050
60,000	[3]	Raspberry PI Ltd.	311,434
6,000	[3]	Silvaco Group, Inc.	85,800
30,000	[3]	Telos Corp.	107,700
6,000	[3]	Teradata Corp.	182,040
14,000	[3]	UiPath, Inc.	179,200
500	[3]	Zscaler, Inc.	85,470
		TOTAL	2,064,160
		Materials—0.3%
10,000	[3]	Cleveland-Cliffs, Inc.	127,700
14,000	[3]	Ivanhoe Electric, Inc.	118,440
15,000	[3]	Lithium Royalty Corp.	65,991
1,000		Royal Gold, Inc.	140,300
		TOTAL	452,431
		Real Estate—0.3%
12,000		Host Hotels & Resorts, Inc.	211,200
750		Public Storage	272,903
		TOTAL	484,103
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—0.2%
3,000		National Fuel Gas Co.	$ 181,830
7,000		UGI Corp.	175,140
		TOTAL	356,970
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,384,454)	11,757,635
		PURCHASED PUT OPTIONS—0.1%
20,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $11,475,200, Exercise Price $500, Expiration Date 11/15/2024	28,000
60,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $34,425,600, Exercise Price $540, Expiration Date 10/18/2024	59,400
80,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $45,900,800, Exercise Price $550, Expiration Date 10/4/2024	11,600
120,000		SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $68,851,200, Exercise Price $540, Expiration Date 10/11/2024	58,200
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $265,869)	157,200
		EXCHANGE-TRADED FUNDS—0.3%
28,000	[3]	Sprott Physical Silver Trust	292,600
5,000		Vaneck Vectors Gold Miners ETF	199,100
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $465,576)	491,700
		INVESTMENT COMPANY—13.3%
20,167,456		Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[4] (IDENTIFIED COST $20,167,456)	20,167,456
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $152,553,855)[5]	151,911,579
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	317,716
		TOTAL NET ASSETS—100%	$152,229,295
SECURITIES SOLD SHORT—(60.0)%
Shares			Value
		Broad Equity Index—(54.3)%
12,000		ARK Fintech Innovation ETF	$ 357,840
7,000		ARK Innovation ETF	332,710
950		Invesco QQQ Trust Series 1	463,667
7,000		iShares MSCI Canada Index Fund	290,640
3,000		iShares MSCI Japan ETF	214,620
6,000		iShares MSCI United Kingdom	224,460
4,600		iShares Russell 2000 ETF	1,016,094
137,600		S&P Depositary Receipts Trust	78,949,376
1,500		SPDR Dow Jones Industrial Average ETF Trust	634,680
2,700		Vanguard European ETF	191,970
		TOTAL	82,676,057
		Communication Services—(0.3)%
2,400		Interpublic Group of Cos., Inc.	75,912
1,600	[3]	Liberty Media Corp - Liberty Formula One	123,888
330	[3]	Madison Square Garden Sports Corp.	68,726
700		Omnicom Group, Inc.	72,373
440	[3]	Take-Two Interactive Software, Inc.	67,632
		TOTAL	408,531
		Consumer Discretionary—(0.6)%
2,000	[3]	CarMax, Inc.	154,760
1,200		Choice Hotels International, Inc.	156,360
1,200		Genuine Parts Co.	167,616
500		Lithia Motors, Inc.	158,820
1,800		LKQ Corp.	71,856
6,000	[3]	Rivian Automotive, Inc.	67,320
Annual Financial Statements and Additional Information

Shares			Value
		Consumer Discretionary—continued
700	[3]	Tesla, Inc.	$ 183,141
		TOTAL	959,873
		Consumer Staples—(0.4)%
3,200		Campbell Soup Co.	156,544
4,500		Keurig Dr Pepper, Inc.	168,660
5,500		Kraft Heinz Co./The	193,105
2,000		Lamb Weston Holdings, Inc.	129,480
		TOTAL	647,789
		Energy—(0.2)%
3,200		EQT Corp.	117,248
6,000		NOV, Inc.	95,820
1,200		ONEOK, Inc.	109,356
		TOTAL	322,424
		Financials—(0.8)%
16,000		AGNC Investment Corp.	167,360
500		Aon PLC	172,995
2,600		First American Financial Corp.	171,626
9,000		Franklin Resources, Inc.	181,350
24,000	[3]	SoFi Technologies, Inc.	188,640
3,500		Truist Financial Corp.	149,695
18,000		UWM Holdings Corp.	153,360
		TOTAL	1,185,026
		Health Care—(1.0)%
2,000	[3]	Acadia Healthcare Co., Inc.	126,820
2,300		Bruker Corp.	158,838
1,500	[3]	Cooper Cos., Inc.	165,510
600		Danaher Corp.	166,812
1,000		Health Care Select Sector SPDR Fund	154,020
1,200	[3]	Ionis Pharmaceuticals, Inc.	48,072
1,500		Revvity, Inc.	191,625
6,000	[3]	Roivant Sciences Ltd.	69,240
4,000		SPDR S&P Biotech ETF	395,200
		TOTAL	1,476,137
		Industrials—(0.8)%
12,000	[3]	American Airlines Group, Inc.	134,880
900	[3]	Boeing Co.	136,836
20,000		CNH Industrial NV	222,000
2,800	[3]	Copart, Inc.	146,720
500		HEICO Corp.	130,740
1,400		Oshkosh Corp.	140,294
900	[3]	Siteone Landscape Supply, Inc.	135,819
2,000		Toro Co.	173,460
		TOTAL	1,220,749
		Information Technology—(0.7)%
2,500		Bentley Systems, Inc.	127,025
2,700		Cognex Corp.	109,350
1,900		Cognizant Technology Solutions Corp.	146,642
2,400		Crane NXT Co.	134,640
1,800		Marvell Technology, Inc.	129,816
280	[3]	Synopsys, Inc.	141,789
250	[3]	Teledyne Technologies, Inc.	109,415
400	[3]	Zebra Technologies Corp., Class A	148,128
		TOTAL	1,046,805
		Materials—(0.2)%
700		Air Products & Chemicals, Inc.	208,418
Annual Financial Statements and Additional Information

Shares			Value
		Materials—continued
300		Martin Marietta Materials	$ 161,475
		TOTAL	369,893
		Real Estate—(0.4)%
2,000	[3]	CoStar Group, Inc.	150,880
1,000		Digital Realty Trust, Inc.	161,830
2,500		Rexford Industrial Realty, Inc.	125,775
1,100		Welltower, Inc.	140,833
		TOTAL	579,318
		Utilities—(0.3)%
2,500		Alliant Energy Corp.	151,725
2,000		EverSource Energy	136,100
1,300		Idacorp, Inc.	134,017
		TOTAL	421,842
		Total Securities Sold Short (PROCEEDS $49,940,967)	$91,314,444
At September 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	215	$62,503,188	December 2024	$(1,325,013)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2024, were as follows:
Affiliated	Value as of 9/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 9/30/2024	Shares Held as of 9/30/2024	Dividend Income
Health Care:
Dynavax Technologies Corp.	$590,800	$110,896	$(552,705)	$(169,270)	$131,679	$111,400	10,000	$—
Affiliated issuers no longer in the portfolio at period end	$260,000	$—	$(800,738)	$(17,423)	$558,161	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$850,800	$110,896	$(1,353,443)	$(186,693)	$689,840	$111,400	10,000	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2023	$53,427,461
Purchases at Cost	$346,750,187
Proceeds from Sales	$(380,010,192)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2024	$20,167,456
Shares Held as of 9/30/2024	20,167,456
Dividend Income	$1,194,092
Annual Financial Statements and Additional Information

1	Discount rate(s) at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $155,096,790.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$119,337,588	$—	$119,337,588
Equity Securities:
Common Stocks
Domestic	10,192,612	—	—	10,192,612
International	1,253,589	311,434	—	1,565,023
Purchased Put Options	157,200	—	—	157,200
Exchange-Traded Funds	491,700	—	—	491,700
Investment Company	20,167,456	—	—	20,167,456
TOTAL SECURITIES	$32,262,557	$119,649,022	$—	$151,911,579
Other Financial Instruments:
Liabilities
Securities Sold Short	$(91,314,444)	$—	$—	$(91,314,444)
Futures Contracts	(1,325,013)	—	—	(1,325,013)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(92,639,457)	$—	$—	$(92,639,457)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.13	$8.68	$7.79	$10.11	$12.58
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.31	(0.09)	(0.23)	(0.19)
Net realized and unrealized gain (loss)	(1.54)	(1.86)	0.98	(2.09)	(2.21)
Total From Investment Operations	(1.24)	(1.55)	0.89	(2.32)	(2.40)
Less Distributions:
Distributions from net investment income	(0.77)	—	—	—	(0.07)
Net Asset Value, End of Period	$5.12	$7.13	$8.68	$7.79	$10.11
Total Return[2]	(18.63)%	(17.86)%	11.42%	(22.95)%	(19.15)%
Ratios to Average Net Assets:
Net expenses[3]	2.60%	2.67%	2.65%	3.02%	2.85%
Net expenses excluding dividends and other expenses related to short sales	1.78%	1.77%	1.78%	1.78%	1.78%
Net investment income (loss)	5.12%	4.11%	(1.16)%	(2.68)%	(1.65)%
Expense waiver/reimbursement[4]	0.10%	0.03%	0.04%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,415	$62,984	$77,378	$40,185	$59,987
Portfolio turnover[5]	140%	137%	201%	148%	247%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.08	$7.46	$6.74	$8.81	$10.98
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.22	(0.12)	(0.25)	(0.25)
Net realized and unrealized gain (loss)	(1.29)	(1.60)	0.84	(1.82)	(1.92)
Total From Investment Operations	(1.08)	(1.38)	0.72	(2.07)	(2.17)
Less Distributions:
Distributions from net investment income	(0.73)	—	—	—	—
Net Asset Value, End of Period	$4.27	$6.08	$7.46	$6.74	$8.81
Total Return[2]	(19.19)%	(18.50)%	10.68%	(23.50)%	(19.76)%
Ratios to Average Net Assets:
Net expenses[3]	3.35%	3.45%	3.42%	3.77%	3.63%
Net expenses excluding dividends and other expenses related to short sales	2.53%	2.52%	2.53%	2.53%	2.53%
Net investment income (loss)	4.37%	3.36%	(1.89)%	(3.44)%	(2.46)%
Expense waiver/reimbursement[4]	0.10%	0.03%	0.04%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,788	$16,981	$17,104	$8,018	$12,696
Portfolio turnover[5]	140%	137%	201%	148%	247%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.37	$8.95	$8.02	$10.38	$12.92
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.34	(0.06)	(0.21)	(0.22)
Net realized and unrealized gain (loss)	(1.60)	(1.92)	0.99	(2.15)	(2.21)
Total From Investment Operations	(1.26)	(1.58)	0.93	(2.36)	(2.43)
Less Distributions:
Distributions from net investment income	(0.79)	—	—	—	(0.11)
Net Asset Value, End of Period	$5.32	$7.37	$8.95	$8.02	$10.38
Total Return[2]	(18.31)%	(17.65)%	11.60%	(22.74)%	(18.97)%
Ratios to Average Net Assets:
Net expenses[3]	2.24%	2.43%	2.42%	2.69%	2.64%
Net expenses excluding dividends and other expenses related to short sales	1.53%	1.52%	1.53%	1.53%	1.53%
Net investment income (loss)	5.48%	4.37%	(0.76)%	(2.38)%	(1.79)%
Expense waiver/reimbursement[4]	0.10%	0.03%	0.03%	0.11%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$104,027	$362,247	$406,207	$116,071	$196,933
Portfolio turnover[5]	140%	137%	201%	148%	247%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
September 30, 2024

Assets:
Investment in securities, at value including $20,278,856 of investments in affiliated holdings* (identified cost $152,553,855, including $20,278,352 of identified cost in affiliated holdings)	$151,911,579
Cash	55,525
Cash denominated in foreign currencies (identified cost $466,836)	467,503
Deposit at broker for short sales	91,352,490
Income receivable	15,355
Income receivable from affiliated holdings	96,524
Interest receivable on short positions	116,866
Receivable for investments sold	403,761
Receivable for shares sold	1,321,047
Total Assets	245,740,650
Liabilities:
Securities sold short, at value (proceeds $49,940,967)	91,314,444
Dividends payable on short positions	260,444
Payable for investments purchased	279,427
Payable for shares redeemed	1,234,750
Payable for variation margin on futures contracts	247,228
Payable for investment adviser fee (Note 5)	5,060
Payable for administrative fee (Note 5)	323
Payable for distribution services fee (Note 5)	7,459
Payable for other service fees (Notes 2 and 5)	14,439
Accrued expenses (Note 5)	147,781
Total Liabilities	93,511,355
Net assets for 29,432,501 shares outstanding	$152,229,295
Net Assets Consist of:
Paid-in capital	$1,243,871,779
Total distributable earnings (loss)	(1,091,642,484)
Total Net Assets	$152,229,295
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($36,414,575 ÷ 7,109,843 shares outstanding), no par value, unlimited shares authorized	$5.12
Offering price per share (100/94.50 of $5.12)	$5.42
Redemption proceeds per share	$5.12
Class C Shares:
Net asset value per share ($11,787,745 ÷ 2,762,604 shares outstanding), no par value, unlimited shares authorized	$4.27
Offering price per share	$4.27
Redemption proceeds per share (99.00/100 of $4.27)	$4.23
Institutional Shares:
Net asset value per share ($104,026,975 ÷ 19,560,054 shares outstanding), no par value, unlimited shares authorized	$5.32
Offering price per share	$5.32
Redemption proceeds per share	$5.32

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended September 30, 2024

Investment Income:
Interest	$13,798,169
Dividends (including $1,194,092 received from affiliated holdings* and net of foreign taxes withheld of $2,597)	1,489,931
TOTAL INCOME	15,288,100
Expenses:
Investment adviser fee (Note 5)	2,475,148
Administrative fee (Note 5)	159,104
Custodian fees	79,836
Transfer agent fees	232,890
Directors’/Trustees’ fees (Note 5)	2,181
Auditing fees	41,973
Legal fees	10,601
Portfolio accounting fees	85,730
Distribution services fee (Note 5)	107,476
Other service fees (Notes 2 and 5)	154,313
Share registration costs	78,247
Printing and postage	46,164
Miscellaneous (Note 5)	23,393
Expenses related to short positions	1,460,991
TOTAL EXPENSES	4,958,047
Waiver/reimbursement of investment adviser fee (Note 5)	(195,676)
Net expenses	4,762,371
Net investment income	10,525,729
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts and Short Sales:
Net realized loss on investments (including net realized gain of $689,840 on sales of investments in affiliated holdings*)	(5,362,703)
Net realized gain on foreign currency transactions	5,652
Net realized gain on foreign exchange contracts	559
Net realized loss on futures contracts	(14,229,744)
Net realized loss on short sales	(21,670,075)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(186,693) on investments in affiliated holdings*)	8,012,752
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	25
Net change in unrealized appreciation of futures contracts	(9,796,621)
Net change in unrealized depreciation of securities sold short	(11,261,989)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts and short sales	(54,302,144)
Change in net assets resulting from operations	$(43,776,415)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended September 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,525,729	$21,533,783
Net realized gain (loss)	(41,256,311)	(81,812,580)
Net change in unrealized appreciation/depreciation	(13,045,833)	(49,310,144)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(43,776,415)	(109,588,941)
Distributions to Shareholders:
Class A Shares	(6,384,663)	—
Class C Shares	(2,034,326)	—
Institutional Shares	(14,389,390)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,808,379)	—
Share Transactions:
Proceeds from sale of shares	169,701,338	792,515,796
Net asset value of shares issued to shareholders in payment of distributions declared	22,639,352	—
Cost of shares redeemed	(415,738,538)	(741,404,334)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(223,397,848)	51,111,462
Change in net assets	(289,982,642)	(58,477,479)
Net Assets:
Beginning of period	442,211,937	500,689,416
End of period	$152,229,295	$442,211,937
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
September 30, 2024
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver/reimbursement of $195,676 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended September 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$118,488
Class C Shares	35,825
TOTAL	$154,313
Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage market and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $87,153,120. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase returns and to manage individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $454,017 and $7,846, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the year ended September 30, 2024, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(21,670,075) and $(11,261,989), respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts		$—	Payable for variation margin on futures contracts	$1,325,013*
Equity contracts	Purchased options, within Investment in securities, at value	157,200		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$157,200		$1,325,013

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(14,229,744)	$—	$(5,284,241)	$(19,513,985)
Foreign exchange contracts	—	559	—	559
TOTAL	$(14,229,744)	$559	$(5,284,241)	$(19,513,426)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(9,796,621)	$45,997	$(9,750,624)

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Annual Financial Statements and Additional Information

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,070,320	$17,788,780	8,442,402	$64,910,861
Shares issued to shareholders in payment of distributions declared	1,076,084	6,241,286	—	—
Shares redeemed	(5,871,962)	(34,153,237)	(8,517,826)	(65,275,868)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,725,558)	$(10,123,171)	(75,424)	$(365,007)
	Year Ended 9/30/2024		Year Ended 9/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	380,477	$1,991,510	1,019,988	$6,801,995
Shares issued to shareholders in payment of distributions declared	418,586	2,034,326	—	—
Shares redeemed	(831,296)	(4,045,758)	(519,081)	(3,329,965)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(32,233)	$(19,922)	500,907	$3,472,030
	Year Ended 9/30/2024		Year Ended 9/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,462,651	$149,921,048	89,974,363	$720,802,940
Shares issued to shareholders in payment of distributions declared	2,389,973	14,363,740	—	—
Shares redeemed	(56,443,485)	(377,539,543)	(86,185,833)	(672,798,501)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(29,590,861)	$(213,254,755)	3,788,530	$48,004,439
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(31,348,652)	$(223,397,848)	4,214,013	$51,111,462
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from differing treatments of fair fund litigation payments.
For the year ended September 30, 2024, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(23,507)	$23,507
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$22,808,379	$—
As of September 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$10,167,985
Net unrealized depreciation	$(44,558,688)
Capital loss carryforwards	$(1,057,252,301)
Other temporary differences	$520
TOTAL	$(1,091,642,484)
Annual Financial Statements and Additional Information

At September 30, 2024, the cost of investments for federal tax purposes was $155,096,790. The net unrealized depreciation of investments for federal tax purposes was $44,558,688. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,690,205 and unrealized depreciation from investments for those securities having an excess of cost over value of $46,248,893. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, mark to market of futures contracts and passive foreign investment company adjustments.
As of September 30, 2024, the Fund had a capital loss carryforward of $1,057,252,301 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$795,778,877	$261,473,424	$1,057,252,301
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2024, the Adviser voluntarily waived $179,543 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2024, the Adviser reimbursed $16,133.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2024, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$107,476
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2024, FSC retained $21,909 of fees paid by the Fund.
For the year ended September 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Financial Statements and Additional Information

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2024, FSC retained $6,493 in sales charges from the sale of Class A Shares. FSC also retained $5,574 of CDSC relating to redemptions of Class A Shares and $2,501 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the year ended September 30, 2024, FSSC received $9,935 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2025, or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2024, were as follows:
Purchases	$40,083,006
Sales	$104,891,946
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2024, the Fund had no outstanding loans. During the year ended September 30, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2024, there were no outstanding loans. During the year ended September 30, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended September 30, 2024, 94.78% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
For the fiscal year ended September 30, 2024, 5.03% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2024, 4.33% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Equity Funds and THE Shareholders of Federated Hermes Prudent Bear Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prudent Bear Fund (the Fund), a portfolio of Federated Hermes Equity Funds, including the portfolio of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 21, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Prudent Bear Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information compiled by Federated Hermes regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2022, the Fund’s performance was at the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prudent Bear Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
41202 (11/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Clover Small Value Fund: Not Applicable.

Federated Hermes Prudent Bear Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Clover Small Value Fund: Not Applicable.

Federated Hermes Prudent Bear Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Clover Small Value Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Prudent Bear Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Clover Small Value Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Prudent Bear Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Equity Funds

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2024